Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Cost of inventories sales	$ 26,141	$ 26,744	$ 27,396
Impairment losses on inventories	$ 70	$ 98	$ 110